Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2017
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Commitments and Contingent Liabilities

20. COMMITMENTS AND CONTINGENT LIABILITIES

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership. All other leases are classified as operating leases.

Assets held under finance leases are initially recognised at the lower of fair value at the date of commencement of the lease and the present value of the minimum lease payments. Subsequent to initial recognition, these assets are accounted for in accordance with the accounting policy relating to that specific asset. The corresponding liability is included in the balance sheet as a finance lease obligation. Lease payments are apportioned between finance costs in the income statement and reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability.

Lease payments under operating leases are charged to the income statement on a straight-line basis over the term of the lease.

Contingent liabilities are either possible obligations that will probably not require a transfer of economic benefits, or present obligations that may, but probably will not, require a transfer of economic benefits. It is not appropriate to make provisions for contingent liabilities, but there is a chance that they will result in an obligation in the future. Assessing the amount of liabilities that are not probable is highly judgemental so contingent liabilities are disclosed on the basis of the known maximum exposure.

	€ million	€ million	€ million	€ million	€ million	€ million
Long-term finance lease commitments	Future minimum lease payments 2017	Finance Cost 2017	Present value 2017	Future minimum lease payments 2016	Finance cost 2016	Present value 2016
Buildings(a)	195	75	120	202	75	127
Plant and machinery	11	-	11	18	2	16
	206	75	131	220	77	143
The commitments fall due as follows:
Within 1 year	20	9	11	24	15	9
Later than 1 year but not later than 5 years	68	23	45	69	28	41
Later than 5 years	118	43	75	127	34	93
	206	75	131	220	77	143
(a) All leased land is classified as operating leases.
The table below shows the net book value of property, plant and equipment under a number of finance lease agreements.
				€ million	€ million	€ million
Net book value				Buildings	Plant and equipment	Total
Cost				206	125	331
Accumulated depreciation				(84)	(108)	(192)
31 December 2017				122	17	139
Cost				211	134	345
Accumulated depreciation				(79)	(115)	(194)
31 December 2016				132	19	151
The Group has sublet part of the leased properties under finance leases. Future minimum sublease payments of €29 million (2016: €31 million) are expected to be received.
					€ million	€ million
Long-term operating lease commitments					2017	2016
Land and buildings					1,885	2,149
Plant and machinery					569	692
					2,454	2,841

			€ million	€ million	€ million	€ million
Operating lease and other commitments fall due as follows:			Operating leases 2017	Operating leases 2016	Other commitments 2017	Other commitments 2016
Within 1 year			418	457	1,274	1,204
Later than 1 year but not later than 5 years			1,250	1,393	935	1,231
Later than 5 years			786	991	31	30
			2,454	2,841	2,240	2,465

The Group has sublet part of the leased properties under operating leases. Future minimum sublease payments of €12 million (2016: €17 million) are expected to be received.

Other commitments principally comprise commitments under contracts to purchase materials and services. They do not include commitments to purchase property, plant and equipment, which are reported in note 10 on page 111 and 112.

CONTINGENT LIABILITIES

Contingent liabilities are possible obligations that are not probable. They arise in respect of litigation against group companies, investigations by competition, regulatory and fiscal authorities and obligations arising under environmental legislation. In many markets, there is a high degree of complexity involved in the local tax regimes. The majority of contingent liabilities are in respect of fiscal matters in Brazil.

Assessing the amount of liabilities that are not probable is highly judgemental. During 2017 we have reviewed our approach and now contingent liabilities are disclosed on the basis of the known maximum exposure. In the case of Brazil fiscal matters the known maximum exposure is the amount included on a tax assessment. A summary of our contingent liabilities is shown in the table below.

	€ million 2017	€ million 2016
Corporate reorganisation – IPI, PIS and COFINS taxes and penalties (a)	2,092	1,464
Inclusion of ICMS in the tax base for PIS and COFINS taxes (b)	-	655
Inputs for PIS and COFINS taxes	16	113
Goodwill amortisation	121	36
Other tax assessments – over 600 cases	1,095	1,093
Total Brazil Tax	3,324	3,361
Brazil other	19	42
Contingent liabilities outside Brazil	324	224
Total contingent liabilities	3,667	3,627

(a)	During 2004, and in common with many other businesses operating in Brazil, one of our Brazilian subsidiaries received a notice of infringement from the Federal Revenue Service in respect of indirect taxes. The notice alleges that a 2001 reorganisation of our local corporate structure was undertaken without valid business purpose. The 2001 reorganisation was comparable with restructurings done by many companies in Brazil. The original dispute was resolved in the courts in the Group’s favour. However, in 2013 a new assessment was raised in respect of a similar matter. Additionally, during the course of 2014 and again in December 2017 other notices of infringement were issued based on the same grounds argued in the previous assessments. The total amount of the tax assessments in respect of this matter is €2,092 million (2016: €1,464 million). The judicial process in Brazil is likely to take a number of years to conclude.
(b)	During 2006, Unilever filed a judicial measure to obtain the right to exclude the Brazilian ICMS indirect tax from the taxable base for the Brazilian PIS and COFINS indirect taxes, and obtained a favourable decision in 2007. In November 2016, this favourable decision was reversed on appeal to a higher court, and the Group lodged a further appeal. In 2017, the Supreme Court published a favourable decision on the leading case, which we expect to be applied to the Group’s case. As such, we have assessed the risk of outflow in relation to this case to now be remote and therefore is not a contingent liability.

The Group believes that the likelihood that the tax authorities will ultimately prevail is low, however there can be no guarantee of success in court. In each case we believe our position is strong so they have not been provided for and are considered to be contingent liabilities. Due to the fiscal environment in Brazil the possibility of further tax assessments related to the same matters cannot be ruled out.

The contingent liabilities reported for indirect taxes relating to disputes with the Brazilian authorities are separate from the provisions listed in note 19; Unilever does not have provision and contingent liabilities for the same matters.